Stock-Based Compensation - Fair Value of Stock Options Granted and Compensation Expenses (Detail) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	1.32%	2.23%	0.00%
Expected dividend yield	2.00%	2.00%	0.00%
Expected volatility	34.00%	43.00%	0.00%
Expected time until exercise	4 years 6 months	4 years 6 months	0 years
Weighted average fair value of options granted in year [Cdn$]	14.02	15.37	0.00